Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Timing of Equity Grants. Except with respect to inducement grants to new officers, the Compensation Committee approves all equity grants at a regularly scheduled Compensation Committee in the first or second week of December of each year. The timing of this meeting is approved by the Board of Directors at a meeting held in the prior December. At the time of this Compensation Committee meeting, the Company has released earnings for the third quarter of the fiscal year and filed its quarterly report on Form 10-Q. The effective date of all equity grants (other than inducement grants) is January 1 of the year following this Compensation Committee meeting as such equity grants are intended to constitute executive compensation in the following year. The Company has not adopted a specific policy regarding the issuance of equity grants. However, while the Company is in possession of material, non-public information, the Company does not, and has not, timed the disclosure of material, non-public information for the purpose of affecting the value of executive compensation. Moreover, the Company believes that the timing of equity grants described above minimizes the risk that equity grants are awarded while the Company is in possession of material, non-public information.
Award Timing Method	Except with respect to inducement grants to new officers, the Compensation Committee approves all equity grants at a regularly scheduled Compensation Committee in the first or second week of December of each year. The timing of this meeting is approved by the Board of Directors at a meeting held in the prior December. At the time of this Compensation Committee meeting, the Company has released earnings for the third quarter of the fiscal year and filed its quarterly report on Form 10-Q. The effective date of all equity grants (other than inducement grants) is January 1 of the year following this Compensation Committee meeting as such equity grants are intended to constitute executive compensation in the following year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company has not adopted a specific policy regarding the issuance of equity grants. However, while the Company is in possession of material, non-public information, the Company does not, and has not, timed the disclosure of material, non-public information for the purpose of affecting the value of executive compensation. Moreover, the Company believes that the timing of equity grants described above minimizes the risk that equity grants are awarded while the Company is in possession of material, non-public information.
MNPI Disclosure Timed for Compensation Value	false